Balance Sheet components - Summary of prepaid and other current assets (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Contract asset, current	$ 19.6	$ 22.0	$ 23.8	$ 28.7	$ 30.8	$ 32.5	$ 23.4	$ 6.1
Prepaid expenses	17.9		14.6			16.0
Value added tax ("VAT") receivable			0.9			7.5
Other current assets	1.1		2.6			0.5
Total prepaid and other current assets	$ 38.6		$ 41.9			$ 56.5